Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These accompanying combined financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying combined financial statements and notes.

Our status as an “emerging growth company” under the JOBS Act may make it more difficult to raise capital as and when we need it.

We are an “emerging growth company”, as defined in the Jumpstart Our Business Startup Act (“JOBS Act”) and will remains an emerging growth company until the earlier of (i) the last day of the fiscal year (a) following the fifth anniversary of the completion of the IPO; (b) in which we have total annual gross revenue of at least US$1.235 billion; or (c) in which we are deemed to be a large accelerated filer, which means the market value of our Class A Shares that is held by non-affiliates exceeds US$700 million as of the last business day of our most recently completed second fiscal quarter, and (ii) the date on which we have issued more than US$1.0 billion in non-convertible debt during the prior 3-year period. An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include exemption from the auditor attestation requirement under Section 404 of the Sarbanes-Oxley Act in the assessment of the emerging growth company’s ICFR. If we elect not to comply with such auditor attestation requirements, our investors may not have access to certain information they may deem important. The JOBS Act also provides an emerging growth company with the permission to delay adopting new or revised accounting standards until such time as those standards apply to provide companies. We do not plan to opt-out of such exemptions afforded to an emerging growth company. As a result of this election, our financial statements may not be comparable to companies that comply with public company effective date.

Because of the exemptions from various reporting requirements provided to us as an “emerging growth company”, we may be less attractive to investors and it may be difficult for us to raise additional capital as and when we need it. Investors may be unable to compare our business with other companies in our industry if they believe that our reporting is not as transparent as the reporting of other companies in our industry. Such differences may prevent us from raising additional capital in the public market as and when we need it.

Compliance with these rules and regulations increase our legal and financial compliance costs and makes some corporate activities more time consuming and costly. After we are no longer an “emerging growth company”, or until five years following the completion of our IPO, whichever is earlier, we expect to incur significant expenses and devote substantial management effort toward ensuring compliance with the requirements of Section 404 of Sarbanes-Osley and the other rules and regulations of the SEC. For example, as a public company, we will be required to increase the number of independent directors and adopt policies regarding internal controls and disclosure controls and procedures. We will incur additional costs in obtaining director and officer liability insurance. In addition, we will incur additional costs associated with our public company reporting requirements. It may also be more difficult for us to find qualified persons to serve on our Board or as executive officers. We are currently evaluating and monitoring developments with respect to these rules and regulations, and we cannot predict or estimate with any degree of certainly the amount of additional cost we may incur or the timing of such costs.

Basis of Presentation and Principles of Consolidation

The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The combined financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

Use of Estimates

The preparation of financial statements and related disclosures in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the determination of the useful lives of property, plant and equipment, incremental borrowing rate applied in lease accounting, current expected credit loss of receivables. These estimates and assumptions are based on the Company’s historical results and management’s future expectations. Actual results could differ from those estimates. Changes in facts and circumstances may cause the Company to revise its estimates.

Measurement of credit losses on financial instruments

Effective October 1, 2020, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Foreign Currencies

The accompanying combined financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the Company is the local currency of the country in which the subsidiaries operate, which is Hong Kong Dollar (“HKD”). Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the combined statements of operations and comprehensive income.

The exchanges rates used for translation from Hong Kong dollar to USD are ranging from 7.77 and 7.85, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2024 and 2025.

	For the six months ended September 30,
	2025	2024
Period-end HKD: US$ exchange rate	7.79742	7.77150
Period average HKD: US$ exchange rate	7.78124	7.80502